ADVANCES FOR CONVERTIBLE NOTES TO BE ISSUED	9 Months Ended
Sep. 30, 2025
ADVANCES FOR CONVERTIBLE NOTES TO BE ISSUED
ADVANCES FOR CONVERTIBLE NOTES TO BE ISSUED

Note 9 – ADVANCES FOR CONVERTIBLE NOTES TO BE ISSUED

During the nine months ended September 30, 2025, the Company obtained $45,000 from one (1) lender in cash for issuance of convertible promissory note. As of September 30, 2025, the Company has not issued completed the convertible promissory note agreement.